Variable interest entities and securitizations (Tables)	6 Months Ended
Sep. 30, 2021
Schedule of Variable Interest Entities
The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2021 and September 30, 2021:

	Consolidated VIEs	Significant unconsolidated VIEs
March 31, 2021	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	2,628	—	—
Asset-backed securitizations	921	127	48
Investments in securitization products	390	—	—
Investment funds	2,299	3,219	768
Trust arrangements and other	5,535	—	—

Total	11,773	3,346	816

	Consolidated VIEs	Significant unconsolidated VIEs
September 30, 2021	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	2,537	—	—
Asset-backed securitizations	1,198	138	57
Investments in securitization products	394	—	—
Investment funds	2,146	3,052	716
Trust arrangements and other	5,525	—	—

Total	11,800	3,190	773

Unconsolidated VIEs
Schedule of Variable Interest Entities
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2021 and September 30, 2021:

Assets on balance sheets related to unconsolidated VIEs:	March 31, 2021	September 30, 2021

	(in billions of yen)
Trading account assets	127	130
Investments	513	464
Loans	66	68

Total	706	662

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	March 31, 2021	September 30, 2021

	(in billions of yen)
Payables under securities lending transactions	53	55
Trading account liabilities	2	2

Total	55	57

Maximum exposure to loss (Note)	816	773

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.